Operating segments	12 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
Operating segments
27.	Operating segments
The Company has a single operating segment. As described in Note 3, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2020	2019

RxCrossroads	$63,909	$60,853

Others	2,144	2,363

	$66,053	$63,216
All of the Company’s non-current assets are located in Canada and Ireland, as is the Company’s head office. Of the Company’s non-current assets of $35,335, $34,006 are located in Canada and $1,329 are located in Ireland.